Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
Class of Warrant or Right, Outstanding, Beginning of Period	1,100,000	0
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 1.00	$ 0
Class of Warrant or Right, Grants in Period, Net of Forfeitures	0	1,100,000
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price	$ 0	$ 1.00
Class of Warrant or Right, Exercises in Period	0	0
Class of Warrant or Right, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0
Class of Warrant or Right, Forfeitures and Expirations in Period	0	0
Class of Warrant or Right, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0	$ 0
Class of Warrant or Right, Outstanding, End of Period	1,100,000	1,100,000
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period	$ 1.00	$ 1.00